Expense Example, No Redemption - PIMCO Long-Term US Government Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	465	656	863	1,458	169	525	905	1,971